Sales Financing Receivables And Loan Receivables (Schedule Of Finance Receivables-Net) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total finance receivables-net	¥ 312,432	¥ 300,266
Less: current portion	(108,160)	(100,437)
Long-term finance receivables-net	204,272	199,829
Retail Finance Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Retail finance receivables	204,593	193,985
Less: Allowance for credit losses	(732)	(603)
Retail-net	203,861	193,382
Finance Lease Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance lease receivables	128,415	127,056
Less: Unearned income	(16,479)	(17,674)
Less: Allowance for credit losses	(3,365)	(2,498)
Finance leases-net	¥ 108,571	¥ 106,884